Appendix IV - Movement in Rights of Use (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movement in Right of Use
Right of use assets, at beginning of period	€ 897,552	€ 795,657
Additions	98,477	141,973
Additions, depreciation	(78,543)	(80,498)
Additions, net	102,923	61,475
Business combinations		28,914
Transfers	(487)	(645)
Disposals	(29,007)	(32,129)
Translation differences	(25,741)	44,280
Right of use assets, at end of period	945,240	897,552
Land and buildings
Movement in Right of Use
Right of use assets, at beginning of period	885,050
Right of use assets, at end of period	933,304	885,050
Buildings
Movement in Right of Use
Additions, depreciation	(71,157)	(72,214)
Machinery
Movement in Right of Use
Right of use assets, at beginning of period	3,017
Additions, depreciation	(1,507)	(1,983)
Right of use assets, at end of period	3,718	3,017
Computer equipment
Movement in Right of Use
Right of use assets, at beginning of period	1,026
Additions, depreciation	(860)	(1,432)
Right of use assets, at end of period	764	1,026
Vehicles
Movement in Right of Use
Right of use assets, at beginning of period	8,459
Additions, depreciation	(5,019)	(4,869)
Right of use assets, at end of period	7,454	8,459
Gross carrying amount
Movement in Right of Use
Right of use assets, at beginning of period	1,149,095	975,310
Additions	181,466	141,973
Business combinations		29,509
Transfers	(3,571)	(2,222)
Disposals	(43,465)	(47,148)
Translation differences	(33,336)	51,673
Right of use assets, at end of period	1,250,189	1,149,095
Gross carrying amount | Land and buildings
Movement in Right of Use
Right of use assets, at beginning of period	1,114,654	941,955
Additions	173,261	130,475
Business combinations		27,620
Transfers		(455)
Disposals	(39,012)	(35,924)
Translation differences	(32,844)	50,983
Right of use assets, at end of period	1,216,059	1,114,654
Gross carrying amount | Machinery
Movement in Right of Use
Right of use assets, at beginning of period	6,664	9,076
Additions	2,871	5,055
Business combinations		347
Transfers	(1,008)	(1,189)
Disposals	(658)	(6,849)
Translation differences	(176)	224
Right of use assets, at end of period	7,693	6,664
Gross carrying amount | Computer equipment
Movement in Right of Use
Right of use assets, at beginning of period	6,819	8,519
Additions	597	278
Business combinations		263
Transfers	(2,484)	(568)
Disposals	(604)	(1,848)
Translation differences	(107)	175
Right of use assets, at end of period	4,221	6,819
Gross carrying amount | Vehicles
Movement in Right of Use
Right of use assets, at beginning of period	20,958	15,760
Additions	4,737	6,165
Business combinations		1,279
Transfers	(79)	(10)
Disposals	(3,191)	(2,527)
Translation differences	(209)	291
Right of use assets, at end of period	22,216	20,958
Accumulated depreciation
Movement in Right of Use
Right of use assets, at beginning of period	(251,543)	(179,653)
Additions, depreciation	(78,543)	(80,498)
Business combinations		(595)
Transfers	3,084	1,577
Disposals	14,458	15,019
Translation differences	7,595	(7,393)
Right of use assets, at end of period	(304,949)	(251,543)
Accumulated depreciation | Land and buildings
Movement in Right of Use
Right of use assets, at beginning of period	(229,604)	(159,831)
Additions, depreciation	(71,157)	(72,214)
Business combinations		(359)
Transfers		106
Disposals	10,782	9,782
Translation differences	7,224	(7,088)
Right of use assets, at end of period	(282,755)	(229,604)
Accumulated depreciation | Machinery
Movement in Right of Use
Right of use assets, at beginning of period	(3,647)	(3,792)
Additions, depreciation	(1,507)	(1,983)
Business combinations		(236)
Transfers	523	894
Disposals	590	1,361
Translation differences	66	109
Right of use assets, at end of period	(3,975)	(3,647)
Accumulated depreciation | Computer equipment
Movement in Right of Use
Right of use assets, at beginning of period	(5,793)	(6,475)
Additions, depreciation	(860)	(1,432)
Transfers	2,516	573
Disposals	580	1,719
Translation differences	100	(178)
Right of use assets, at end of period	(3,457)	(5,793)
Accumulated depreciation | Vehicles
Movement in Right of Use
Right of use assets, at beginning of period	(12,499)	(9,555)
Additions, depreciation	(5,019)	(4,869)
Transfers	45	4
Disposals	2,506	2,157
Translation differences	205	(236)
Right of use assets, at end of period	€ (14,762)	€ (12,499)